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     FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 8, 2013
                                                    REGISTRATION NO. 333-162676
                                           INVESTMENT COMPANY ACT NO. 811-07975
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 15
                                      AND
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 130

                               -----------------

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (NAME OF DEPOSITOR)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE

                               -----------------

                                  COPIES TO:
                                 LYNN K. STONE
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

                               -----------------

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

It is proposed that this filing become effective: (check appropriate space) [_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on February 14, 2013 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a) (i) of Rule 485
[_]on __________ pursuant to paragraph (a) (i) of Rule 485
[_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485
[_]on __________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:
[X]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
              Interest in Individual Variable Annuity Contracts.

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                               Explanatory Note:

This Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") for the sole purposes of delaying, until February 14, 2013, the effectiveness of Post-Effective Amendment No. 14, which was filed on December 11, 2012 (accession no. 0000881453-12-000376) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act, and to file as an exhibit a new Power of Attorney. The Part C that was filed as part of Post-Effective Amendment No. 14; the Prospectus that was filed as part of Post-Effective Amendment No. 12 filed with the SEC on July 31, 2012; and the Statement of Additional Information excluding financial statements that was filed as part of Post-Effective Amendment No. 13 on December 7, 2012, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

================================================================================

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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 8th day of February, 2013.

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

                     /s/ Robert F. O'Donnell
                     -------------------------------
                     Robert F. O'Donnell
                     President and Chief Executive Officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

                  By:  /s/ Robert F. O'Donnell
                       ----------------------------------
                       Robert F. O'Donnell
                       President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                             TITLE                         DATE
---------             --------------------------------------- -----------------

Robert F. O'Donnell*
--------------------- Chief Executive Officer, President and
Robert F. O'Donnell   Director                                February 8, 2013

Yanela C. Frias*
--------------------- Chief Financial Officer, Chief
Yanela C. Frias       Accounting Officer, and Director        February 8, 2013

Robert M. Falzon*
---------------------
Robert M. Falzon      Director                                February 8, 2013


---------------------
John Chieffo          Director

Bernard J. Jacob*
---------------------
Bernard J. Jacob      Director                                February 8, 2013

Richard F. Lambert*
---------------------
Richard F. Lambert    Director                                February 8, 2013

Kent D. Sluyter*
---------------------
Kent D. Sluyter       Director                                February 8, 2013

                        By:  /s/ Lynn K. Stone
                             -------------------------
                             Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

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                                   EXHIBITS

Exhibit (13)(c)   Power of Attorney - Yanela C. Frias